CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
8.	CASH, CASH EQUIVALENTS AND RESTRICTED CASH
The breakdown of cash and cash equivalents is as follows:

In thousands of USD	At December 31, 2022	At June 30, 2023
US dollar	211,253	112,957
Singapore dollar	2,234	3,131
Chinese renminbi	2,484	762
Norwegian krone	12,589	12,069
Euro	2,791	1,257
Hongkong dollar	11	7
Bhutan Ngultrum	—	20
Total cash and cash equivalents by currency	231,362	130,203
Restricted cash	11,494	9,477
Total restricted cash	11,494	9,477
As of December 31, 2022 and June 30, 2023 the Group owned short-term deposits, which were classified as cash equivalents, in an amount of approximately US$37 million with maturities ranging from January to February 2023 and US$23 million with maturities in July 2023, and interest ranging from 0.6% to 4.2% and 0.85% to 4.5% respectively.
The Group’s restricted cash primarily relates to the application of standby letters of credit. The Group has applied a total of three standby letters of credits (“SLCs”) from the Signature Bank and the CTBC Bank associated with property leased and electricity service subscribed. In April 2023, the SLC from the Signature Bank was cancelled and replaced by the deposit to the property lease holder. The SLCs provide the beneficiaries, which are the service providers, the ability to draw from the banks for a designated maximum aggregate amount (the “Draw Amount”). The details of SLCs are as follows:

	At December 31, 2022	At June 30, 2023
Draw Amount (In thousands of USD)	11,477	9,477
Range of expiration dates	July 2023 to June 2025	August 2024
The amount and expiration dates of the SLCs are amended, from time to time, by the Group and beneficiaries, as a result of the amendments to the associated service agreements. In connection with the issuance of the SLCs, the banks held the Group’s cash balance equal to the Draw Amount as security. As of December 31, 2022 and June 30, 2023, none was utilized by the beneficiaries from the standby letters of credits.

6.	CASH, CASH EQUIVALENTS AND RESTRICTED CASH
The breakdown of cash and cash equivalents is as follows:

	At December 31,
In thousands of USD	2021	2022
US dollar	368,115	211,253
Singapore dollar	2,829	2,234
Chinese renminbi	37	2,484
Norwegian krone	1,104	12,589
Euro	3	2,791
Hongkong dollar	—	11
Total cash and cash equivalents by currency	372,088	231,362
Restricted cash	10,310	11,494
Total restricted cash	10,310	11,494
As of December 31, 2022 the Group owned short-term deposits, which were classified as cash equivalents, in an amount of approximately US$37 million with maturities ranging from January to February 2023, and interest ranging from 0.6% to 4.2%. The Group did not own any such short-term deposits as of December 31, 2021.
The Group’s restricted cash primarily relates to the application of standby letters of credit. The Group has applied a total of three standby letters of credits (“SLCs”) from the Signature Bank and CTBC Bank associated with property leased and electricity service subscribed. The SLCs provide the beneficiaries, which are the service providers, the ability to draw from the banks for a designated maximum aggregate amount (the “Draw Amount”). The details of SLCs are as follows:

	At December 31,
	2021	2022
Draw Amount (In thousands of USD)	10,293	11,477
Range of expiration dates	July 2022 to June 2025	July 2023 to June 2025
The amount and expiration dates of the SLCs are amended, from time to time, by the Group and beneficiaries, as a result of the amendments to the associated service agreements. In connection with the issuance of the SLCs, the banks held the Group’s cash balance equal to the Draw Amount as security. As of December 31, 2021 and 2022, none was utilized by the beneficiaries from the standby letters of credits.